Provisions for legal proceedings, judicial deposits and contingent liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of provisions for legal proceedings

Non-current liabilities	06.30.2024	12.31.2023
Labor claims	731	806
Tax claims	460	544
Civil claims	1,628	1,614
Environmental claims	306	341
Total	3,125	3,305

Schedule of reconciliation of provisions for legal proceedings

	Jan-Jun/2024	Jan-Jun/2023
Opening Balance	3,305	3,010
Additions, net of reversals	257	335
Use of provision	(263)	(262)
Revaluation of existing proceedings and interest charges	270	188
Others	8	(5)
Translation adjustment	(452)	263
Closing Balance	3,125	3,529

Schedule of non-current assets

Non-current assets	06.30.2024	12.31.2023
Tax	8,665	10,607
Labor	859	979
Civil	2,750	2,977
Environmental	137	115
Others	68	68
Total	12,479	14,746

Schedule of reconciliation of judicial deposits with legal proceedings

	Jan-Jun/2024	Jan-Jun/2023
Opening Balance	14,746	11,053
Additions	670	783
Use (1)	(1,338)	(48)
Accruals and charges	298	571
Others	9	(6)
Translation adjustment	(1,906)	982
Closing Balance	12,479	13,335
(1)	It includes, in the six-month period ended June 30, 2024, US$ 1,276 referring to the nominal values of deposits used when enrolling to the tax settlement program on the incidence of CIDE, PIS and Cofins on remittances abroad under a vessel and platform charter agreement as detailed in note 12.

Schedule of estimated contingent liabilities for which the possibility of loss is classified as possible

Nature	06.30.2024	12.31.2023
Tax	24,861	37,189
Labor	8,156	10,150
Civil	10,662	11,455
Environmental	1,388	1,427
Total	45,067	60,221